Income Taxes - Domestic and Foreign Tax Pools (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Canadian Tax Pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Canadian oil and natural gas property expenditures	$ 529,044	$ 308,366
Canadian development expenditures	765,289	176,188
Canadian exploration expenditures	8,875	1,343
Undepreciated capital costs	502,320	228,739
Non-capital losses	593,251	337,808
Financing costs and other	33,866	46,986
Tax pools, total amount	2,432,645	1,099,430
U.S. Tax Pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,140,579	1,140,673
Depletion	180,367	183,406
Intangible drilling costs	133,345	204,857
Tangibles	69,138	108,631
Other	407,654	303,357
Tax pools, total amount	$ 1,931,083	$ 1,940,924